Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Financial Information [Abstract]
Schedule of restricted cash
Restricted Cash

	December 31, 2015		December 31, 2014
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to TCEH's DIP Facility (Note 12)	$519	$—	$—	$350
Amounts related to TCEH's pre-petition Letter of Credit Facility (Note 13) (a)	—	507	—	551
Other	5	—	6	—
Total restricted cash	$524	$507	$6	$901

____________

(a)

Schedule of trade accounts receivable and allowance for uncollectible accounts receivable
Trade Accounts Receivable

	December 31,
	2015	2014
Wholesale and retail trade accounts receivable	$542	$604
Allowance for uncollectible accounts	(9)	(15)
Trade accounts receivable — net	$533	$589

Gross trade accounts receivable at December 31, 2015 and 2014 included unbilled revenues of $231 million and $239 million, respectively.

Allowance for Uncollectible Accounts Receivable

	Year Ended December 31,
	2015	2014	2013
Allowance for uncollectible accounts receivable at beginning of period	$15	$14	$9
Increase for bad debt expense	34	38	33
Decrease for account write-offs	(40)	(37)	(28)
Allowance for uncollectible accounts receivable at end of period	$9	$15	$14

Schedule of inventories by major category	Inventories by Major Category

	December 31,
	2015	2014
Materials and supplies	$226	$214
Fuel stock	170	215
Natural gas in storage	32	39
Total inventories	$428	$468

Summary of other investments
Other Investments

	December 31,
	2015	2014
Nuclear plant decommissioning trust	$918	$893
Assets related to employee benefit plans, including employee savings programs, net of distributions	26	61
Land	36	37
Miscellaneous other	4	4
Total other investments	$984	$995

Summary of investments in the fund
The nuclear decommissioning trust fund is not a debtor under the Chapter 11 Cases. A summary of investments in the fund follows:

	December 31, 2015
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$310	$11	$(2)	$319
Equity securities (c)	291	315	(7)	599
Total	$601	$326	$(9)	$918

	December 31, 2014
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$288	$13	$—	$301
Equity securities (c)	276	320	(4)	592
Total	$564	$333	$(4)	$893
____________

(a)	Includes realized gains and losses on securities sold.

(b)
The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.68% and 4.35% at December 31, 2015 and 2014, respectively, and an average maturity of 8 years and 6 years at December 31, 2015 and 2014, respectively.

(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.

Summary of proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales
The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Year Ended December 31,
	2015	2014	2013
Realized gains	$1	$11	$2
Realized losses	$(1)	$(2)	$(4)
Proceeds from sales of securities	$401	$314	$175
Investments in securities	$(418)	$(331)	$(191)

Schedule of property, plant and equipment
Property, Plant and Equipment

	December 31,
	2015	2014
Competitive Electric:
Generation and mining (Note 9)	$11,380	$15,468
Nuclear fuel (net of accumulated amortization of $1.383 billion and $1.237 billion)	248	265
Other assets	54	45
Corporate and Other	193	220
Total	11,875	15,998
Less accumulated depreciation	2,768	4,065
Net of accumulated depreciation	9,107	11,933
Construction work in progress:
Competitive Electric	323	459
Corporate and Other	—	5
Total construction work in progress	323	464
Property, plant and equipment — net	$9,430	$12,397

Schedule of asset retirement and mining reclamation obligations

The following table summarizes the changes to these obligations, reported in other current liabilities and other noncurrent liabilities and deferred credits in the consolidated balance sheets, for the years ended December 31, 2015 and 2014:

	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Liability at January 1, 2014	$390	$98	$36	$524
Additions:
Accretion	23	22	3	48
Incremental reclamation costs (a)	—	127	—	127
Reductions:
Payments	—	(82)	(3)	(85)
Liability at December 31, 2014	$413	$165	$36	$614
Additions:
Accretion	25	20	6	51
Adjustment for new cost estimate (b)	70	—	—	70
Incremental reclamation costs (c)	—	84	69	153
Reductions:
Payments	—	(54)	(4)	(58)
Liability at December 31, 2015	508	215	107	830
Less amounts due currently	—	(66)	—	(66)
Noncurrent liability at December 31, 2015	$508	$149	$107	$764

____________

(a)

Schedule of other noncurrent liabilities and deferred credits
Other Noncurrent Liabilities and Deferred Credits

The balance of other noncurrent liabilities and deferred credits consists of the following:

	December 31,
	2015	2014
Uncertain tax positions, including accrued interest (Note 6)	$40	$74
Retirement plan and other employee benefits (a)	169	243
Asset retirement and mining reclamation obligations	764	560
Unfavorable purchase and sales contracts	543	566
Nuclear decommissioning fund excess over asset retirement obligation (Note 19)	409	479
Other	108	156
Total other noncurrent liabilities and deferred credits	$2,033	$2,078
____________

(a)	Includes zero and $47 million at December 31, 2015 and 2014, respectively, representing pension liabilities related to Oncor (see Note 19).

Schedule of estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years	The estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years is as follows:

Year	Amount
2016	$24
2017	$24
2018	$24
2019	$24
2020	$24

Schedule of fair value of debt
Fair Value of Debt

	December 31, 2015		December 31, 2014
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Borrowings under debtor-in-possession credit facilities (Note 12)	$6,825	$6,804	$6,825	$6,830
Long-term debt not subject to compromise, excluding capital lease obligations (Note 12)	$90	$89	$123	$119

Schedule of supplemental cash flow information
Supplemental Cash Flow Information

	Year Ended December 31,
	2015	2014	2013
Cash payments related to:
Interest paid (a)	$1,826	$1,632	$3,388
Capitalized interest	(11)	(17)	(25)
Interest paid (net of capitalized interest) (a)	$1,815	$1,615	$3,363
Income taxes	$53	$55	$65
Reorganization items (b)	$419	$146	$—
Noncash investing and financing activities:
Construction expenditures (c)	$76	$113	$46
Income tax adjustment related to AMT utilization (d)	$3	$—	$—
Debt exchange and extension transactions (e)	$—	$(85)	$(326)
Principal amount of toggle notes issued in lieu of cash interest	$—	$—	$173
Debt assumed related to acquired combustion turbine trust interest	$—	$—	$(45)
____________

(a)	Net of amounts received under interest rate swap agreements. For the years ended December 31, 2015 and 2014, this amount also includes amounts paid for adequate protection.

(b)	Represents cash payments for legal and other consulting services.

(c)	Represents end-of-period accruals.

(d)	Represents a reduction to EFH Corp.'s investment in Oncor Holdings due to an income tax adjustment related to alternative minimum tax (AMT) utilization by Oncor.

(e)
For the year ended December 31, 2014, represents $1.836 billion principal amount of loans issued under the EFIH DIP Facility in excess of $1.673 billion principal amount of EFIH First Lien Notes exchanged and $78 million of related accrued interest (see Note 12). For the year ended December 31, 2013, represents $340 million principal amount of term loans issued under the TCEH Term Loan Facilities in consideration of extension of maturity of the facilities, $1.302 billion principal amount of EFIH debt issued in exchange for $1.310 billion principal amount of EFH Corp. and EFIH debt and $89 million principal amount of EFIH debt issued in exchange for $95 million principal amount of EFH Corp. debt.